Investments and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Summary of Held-to-Maturity Debt Securities
The cost basis, fair values and gross unrealized gains and losses of our held-to-maturity debt securities are as follows:

	December 31, 2021				December 31, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities (1)	$62,078	$459	$(207)	$62,330	$57,651	$994	$(53)	$58,592
U.S. Treasury securities	4,849	—	(16)	4,833	7,519	54	—	7,573
Certificates of deposit	237	—	—	237	236	—	—	236
Total	$67,164	$459	$(223)	$67,400	$65,406	$1,048	$(53)	$66,401
_______________
(1) Includes both U.S. and foreign corporate debt securities.

Summary of Investments by Maturity Date
The following table presents certain information regarding contractual maturities of our held-to-maturity debt securities:

Maturity	December 31, 2021
	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$23,316	35%	$23,381	35%
After one year through five years	43,848	65%	44,019	65%
Total	$67,164	100%	$67,400	100%

Schedule of Unrealized Loss on Held-to-Maturity Debt Securities
Net unrealized losses on held-to-maturity debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

	December 31, 2021				December 31, 2020
	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total
Less than 12 Months
Fair Value	$18,309	$4,667	$—	$22,976	$8,464	$5,181	$—	$13,645
Unrealized Losses	$(192)	$(16)	$—	$(208)	$(53)	$—	$—	$(53)
Greater than 12 months
Fair value	605	—	—	605	—	—	—	—
Unrealized losses	(15)	—	—	(15)	—	—	—	—
Total
Fair value	$18,914	$4,667	$—	$23,581	$8,464	$5,181	$—	$13,645
Unrealized losses	$(207)	$(16)	$—	$(223)	$(53)	$—	$—	$(53)

Summary of Available-for-Sale Debt Securities	The cost basis, fair values and gross unrealized gains and losses of our available-for-sale debt securities are as follows:

	December 31, 2020
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities (1)	$7,139	$918	$—	$8,057
Total	$7,139	$918	$—	$8,057
_________________
(1) Includes both U.S. and foreign corporate debt securities.

Schedule of Realized Gain (Loss) on Available-for-Sale Debt Securities
The following table reflects the composition of net realized gains or losses for the sales of the securities for each of the years shown below:

	Year ended December 31,
	2021	2020	2019
Realized gains (losses):
Available-for-sale debt securities:
Gains	$768	$—	$—
Losses	(90)	—	—
Net	$678	$—	$—

Proceeds from sales	$7,817	$—	$—

Summary of Cost and Estimated Fair Value of Equity Securities
The Company disposed of all equity securities as of December 31, 2021. The cost and estimated fair value of equity securities are as follows:

	December 31, 2020
	Cost	Estimated Fair Value
Preferred stocks	$2,000	$2,119
Total	$2,000	$2,119

Schedule of Realized Gain (Loss) on Held-to-Maturity Debt Securities and Equity Securities
The following table reflects the composition of net realized gains or losses on sales of the equity securities for each of the years shown below:

	Year ended December 31,
	2021	2020	2019
Realized gains (losses):
Gains	$—	$—	$—
Losses	—	—	(13)
Net	$—	$—	$(13)

Schedule of Cost and Estimated Fair Value of Mortgage Loans and Accrued Interest Receivable
The cost and estimated fair value of mortgage loans are as follows:

	December 31, 2021		December 31, 2020
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Mortgage loans	$2,022	$2,022	$2,980	$2,980
Total	$2,022	$2,022	$2,980	$2,980
The following table reflects the composition of accrued interest receivable for investments:

	Year ended December 31,
	2021	2020
Corporate debt securities	$874	$641
Certificate of deposits	—	—
U.S. Treasury securities	12	45
Accrued interest receivable on investment securities	886	686
Mortgage loans	13	43
Accrued interest receivable on investments	$899	$729

Schedule of Investment Income
Investment income from securities consists of the following:

	Year ended December 31,
	2021	2020	2019
Available-for-sale debt securities	$773	$408	$262
Held-to-maturity debt securities	1,984	1,326	743
Equity investments	(89)	146	115
Mortgage loans	168	194	325
Other	292	159	932
Total	$3,128	$2,233	$2,377

Schedule of Fair Value Assets on a Recurring Basis
The following table summarizes the Company’s investments measured at fair value:

	Assets
	Corporate debt securities	U.S. Treasury securities	Mortgage loans	Preferred stocks	Certificate of deposits	Total
December 31, 2021
Level 1	$—	$4,833	$—	$—	$—	$4,833
Level 2	62,330	—	—	—	237	62,567
Level 3	—	—	2,022	—	—	2,022
Total	$62,330	$4,833	$2,022	$—	$237	$69,422

December 31, 2020
Level 1	$—	$7,573	$—	$2,119	$—	$9,692
Level 2	66,649	—	—	—	236	66,885
Level 3	—	—	2,980	—	—	2,980
Total	$66,649	$7,573	$2,980	$2,119	$236	$79,557

Schedule of Fair Value Liabilities on a Recurring Basis	The following table summarizes the Company’s liabilities measured at fair value:

	Liabilities
	Public Warrants	Private Placement Warrants	Sponsor Covered Shares	Total
December 31, 2021
Level 1	$10,925	$—	$—	$10,925
Level 2	—	5,542	—	5,542
Level 3	—	—	5,415	5,415
Total	$10,925	$5,542	$5,415	$21,882

December 31, 2020
Level 1	$—	$—	$—	$—
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$—	$—	$—	$—

Summary of the Fair Values of the Sponsor Earnout Shares Using a Monte Carlo Simulation Valuation Model	The unobservable significant inputs to the valuation model were as follows:

December 31, 2021
Current stock price	$5.08
Expected volatility	55.0%
Risk-free interest rate	1.52%
Expected term	9.6 years
Expected dividend yield	—%
Annual change in control probability	2.0%

Summary of Changes for Level 3 Items Measured at Fair Value
The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

Sponsor Covered Shares
Fair value as of January 1, 2021	$—
Sponsor Covered Shares assumed in Business Combination	9,332
Change in fair value of Sponsor Covered Shares	(3,917)
Fair value as of December 31, 2021	$5,415